12. Investment properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Investment properties
	December 31, 2018	Transfers	Depreciation	December 31, 2019

Investment properties	47,620	(9)	(49)	47,562

	December 31, 2017	Write-offs and disposals	Transfers	Depreciation	December 31, 2018

Investment properties	57,652	(9,995)	13	(50)	47,620

	December 31, 2016	Write-offs and disposals	Depreciation	December 31, 2017

Investment properties	57,968	(244)	(72)	57,652